OPERATING SEGMENT INFORMATION - Items that do not affect cash per segment (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Items that do not affect cash per segment:
Depreciation and amortization	R$ 645,144	R$ 458,100
Administration
Items that do not affect cash per segment:
Depreciation and amortization	36,661	37,895
Generation
Items that do not affect cash per segment:
Depreciation and amortization	R$ 608,483	R$ 420,205